Subsequent Events (Details) - USD ($)		3 Months Ended
	Apr. 22, 2024	Mar. 31, 2024
Subsequent Events [Line Items]
Interest rate		6.00%
Maturity date		Oct. 31, 2024
Subsequent Event [Member] | Group F Convertible Notes [Member]
Subsequent Events [Line Items]
Issued amount	$ 0.75